Law Offices
Stradley Ronon Stevens & Young, LLP
100 Park Avenue, Suite 2000
New York, NY 10017
(212) 812-4124

November 9, 2020

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AIM Variable Insurance Trust (Invesco Variable Insurance Trust) (CIK No.: 0000896435; File No.: 811-07452)
(the “Trust”)
Definitive Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, the definitive notice of special joint meeting of shareholders, the definitive joint proxy statement and the forms of proxy cards/voting instructions to be furnished to the shareholders of the Trust in connection with the meeting of shareholders scheduled to be held on January 22, 2021.

Please direct questions or comments relating to this filing to me at (212) 812-4142.

Very truly yours,

/s/ Jacqueline Edwards
Jacqueline Edwards